EARNINGS PER SHARE	12 Months Ended
Jan. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHAREThe following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands except share and per share data)	2023	2022	2021
Net (loss) income	$(109,951)	$(10,256)	$20,310
Net income attributable to noncontrolling interest	4,181	4,634	6,107
Net (loss) income attributable to Cognyte Software Ltd.	$(114,132)	$(14,890)	$14,203

Ordinary shares outstanding:
Basic shares	67,924	66,570	65,773
Effective of dilutive shares	—	—	—
Diluted shares	67,924	66,570	65,773

Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(1.68)	$(0.22)	$0.22

For the year ended January 31, 2023 we had 480 thousand potentially dilutive shares.

On February 1, 2021, the date of consummation of the spin-off, 65,773,335 of the Company’s ordinary shares, no par value, were distributed to Verint shareholders of record as of the January 25, 2021 record date. This share amount is being utilized for the calculation of basic earnings per share (“EPS”) for all periods presented before the spin-off.